Expense Example - PeakShares RMR Prime Equity ETF - PeakShares RMR Prime Equity ETF	Nov. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	$ 381